Debt	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt

Note 9. Debt

Bridge Loan

On August 11, 2025, the Company entered into a bridge loan agreement (the “August 2025 Bridge Loan Agreement”) providing for an initial borrowing of $5,000, with up to an additional $20,000 available at the lender’s discretion. The loan bears interest at the prime rate plus 4.50%, subject to a prime rate floor of 7.5%, with interest-only payments for the first twelve months, followed by monthly amortization equal to 1.25% of the outstanding principal balance. The loan matures on August 11, 2028 and is secured by substantially all of the Company’s assets.

At issuance, the Company recorded a debt discount of $142 and debt issuance costs of $46, which are amortized over the contractual term of the loan using the effective interest method. As of March 31, 2026, the unamortized debt discount and issuance costs totaled $113 and $36, respectively, resulting in a net carrying amount of $4,851. As of March 31, 2026, the outstanding principal balance was $5,000, and management believes that the Company was in compliance with all applicable financial and non-financial covenants. The Company typically pays interest due in advance; accordingly, no accrued interest was recorded in the interim condensed consolidated statements of financial position as of March 31, 2026.

On February 27, 2026, the Company entered into an amendment and waiver agreement to the August 2025 Bridge Loan Agreement (the “First Amendment and Waiver Agreement”), pursuant to which the Company issued additional short-term bridge loans totaling $11,000 (the “February 2026 Bridge Loans”). The Company received net proceeds of $9,954, reflecting a total debt discount of $1,046. As of March 31, 2026, the unamortized debt discount and issuance costs totaled $474 and $19, respectively, resulting in a net carrying amount of $10,507.

The First Amendment and Waiver Agreement did not modify the contractual cash flows of the Company’s existing August 2025 Bridge Loan Agreement, and the February 2026 Bridge Loans were accounted for as newly issued debt. As amended, the aggregate committed borrowings under the agreement increased to $16,000, and the agreement permits up to an additional $9,000 of discretionary borrowings.

The February 2026 Bridge Loans mature on the earlier of April 28, 2026 or the consummation of a permitted SPAC acquisition. The February 2026 Bridge Loans bear no stated interest, and the original issue discount, together with related financing fees, is amortized to interest expense over the contractual term using the effective interest method. As of March 31, 2026, the February 2026 Bridge Loans were classified as current liabilities.

The First Amendment and Waiver Agreement also provides for continued reimbursement of lender expenses, preserves existing mandatory prepayment and make-whole provisions, and includes a waiver of certain existing defaults. The waiver applied only to specified defaults existing as of the amendment date and did not modify the Company’s ongoing covenant requirements.

Interest expense related to the bridge loans, substantially all of which represents amortization of original issue discounts and debt issuance costs associated with both the August 2025 bridge loan and the February 2026 Bridge Loans, was $718 for the three months ended March 31, 2026.

Subsequent to March 31, 2026, in connection with the consummation of the Mergers (see Note 16 – Subsequent Events), the Company repaid in full all outstanding borrowings under these arrangements.

Warrant Agreement

In connection with the August 2025 Bridge Loan Agreement, on August 11, 2025, the Company issued the August 2025 Warrant, entitling the holder to purchase equity interests representing 1.00% of the Company subsidiary’s economic interests on a fully diluted basis, at an aggregate exercise price of $750. The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.

On August 28, 2025, the Company and the warrant holder entered into a Warrant Cancellation Agreement (the “August 2025 Warrant Cancellation Agreement”), pursuant to which the August 2025 Warrant was cancelled in its entirety. In consideration for the cancellation, the warrant holder received Class C units in Boost Run Holdings, LLC.

Debt Maturities

The following table reflects the Company’s debt maturities:

2026	$16,000
2027	-
2028	-
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at March 31, 2026	(642)
$15,358

Note 9. Debt

Bridge Loan

On August 11, 2025, the Company entered into a bridge loan agreement (the “August 2025 Bridge Loan Agreement”) providing for an initial draw of $5,000, with up to an additional $20,000 available at the lender’s discretion. The loan bears interest at the prime rate plus 4.50%, with interest-only payments for the first 12 months, followed by monthly amortization of 1.25% of the principal. The Company incurred a total debt discount of $142 and issuance costs of $46 at issuance which are being amortized over the life of the loan, and were $124 and $40 at December 31, 2025, respectively. The carrying amount of the bridge loan at December 31, 2025 was $4,836. The loan matures on August 11, 2028, and is secured by substantially all of the Company’s assets. The agreement includes customary financial covenants. As of December 31, 2025, the bridge loan had an outstanding balance of $5,000. The Company has opted to pay interest due in advance, therefore, there is no accrued interest recorded in the consolidated statements of operations for the year ended December 31, 2025. Interest expense associated with the bridge loan obligation, including amortization of debt issuance costs and discounts, was $262 within the consolidated statements of operations for the year ended December 31, 2025. Although, pursuant to the terms of the bridge loan, delivery of certain required administrative documents did not occur and such omission constituted an event of default under the August 2025 Bridge Loan Agreement, the event of default was subsequently remedied through the Amended August 2025 Bridge Loan Agreement as discussed in Note 16 - Subsequent Events.

Related Party Loan

On November 25, 2025, the Company entered into a subordinated loan agreement with its CEO, Andrew Karos, under which the Company borrowed $1,430 (the “Related Party Loan”). The loan bears interest at 4.33% per annum and is subordinated to the Company’s obligations under its Bridge Loan. The loan matures on the earlier of August 11, 2028, or 91 days after repayment of the Bridge Loan, with optional prepayment with no penalty. The proceeds of the loan are to be used for equipment and or colocation expenses.

As of December 31, 2025, the outstanding principal balance of the Related Party Loan was $1,430, and accrued, but unpaid interest was $5. Also, see Note 10 – Related Party Agreement.

Warrant Agreement

In connection with the August 2025 Bridge Loan Agreement, on August 11, 2025, the Company issued the August 2025 Warrant (as defined in Note 5 – Fair Value Measurements), entitling the holder to purchase equity interests representing 1.00% of the Company subsidiary’s economic interests on a fully diluted basis, at an aggregate exercise price of $750. The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.

On August 28, 2025, the Company and the warrant holder entered into a Warrant Cancellation Agreement (the “August 2025 Warrant Cancellation Agreement”), pursuant to which the August 2025 Warrant was cancelled in its entirety. In consideration for the cancellation, the warrant holder received Class C units in Boost Run Holdings, LLC. See Note 11 – Members’ Capital for more details related to the issuance of Class C units. See Fair Value Measurements under Note 2 – Summary of Significant Accounting Policies for the valuation methodology and assumptions used to derive the fair value of the Class C units.

Debt Maturities

The following table reflects the Company’s debt maturities:

2026	$250
2027	750
2028	5,430
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at December 31, 2025	(164)
$6,266